NET (LOSS) INCOME PER SHARE (Details 2) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net (loss) income per share:
Weighted average of common shares- basic	1,259,653,672	1,219,578,036	1,237,480,587	1,185,900,492
Add: Dilutive shares		4,926,629
Weighted average of common shares- diluted	1,259,653,672	1,224,504,665	1,237,480,587	1,185,900,492